Material partly-owned subsidiaries (Details 3) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Net cash flows used in operating activities	S/ 250,408	S/ 241,679	S/ 275,644
Net cash flows (used in) provided from investing activities	(70,639)	(135,627)	(475,867)
Net cash flows provided from financing activities	(185,426)	(177,537)	(257,809)
Fosfatos del Pacifico S.A. [Member]
Disclosure of subsidiaries [line items]
Net cash flows used in operating activities	(2,611)	(17,332)	(21,950)
Net cash flows (used in) provided from investing activities	(6,410)	(22,352)	(55,495)
Net cash flows provided from financing activities	5,953	39,200	82,676
Net (decrease) increase in cash and cash equivalents	(3,068)	(484)	5,231
Salmueras Sudamericanas S.A. [Member]
Disclosure of subsidiaries [line items]
Net cash flows used in operating activities	(4,134)	(3,870)	(4,490)
Net cash flows (used in) provided from investing activities		83
Net cash flows provided from financing activities	4,250	4,100	2,400
Net (decrease) increase in cash and cash equivalents	S/ 116	S/ 313	S/ (2,090)